Long-Term Debt (Details Narrative) - USD ($) $ in Thousands			9 Months Ended
	Sep. 27, 2018	Feb. 28, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Total long-term debt outstanding			$ 64,473		$ 66,868
Gain from debt extinguishment			$ 4,306
Long-term debt, weighted average interest rate			5.34%	3.68%
Working capital deficit			$ 6,846
Eighthone Corp. [Member]
Total long-term debt outstanding	$ 24,000
Interest rate margin	11.00%
Quarterly installments payable (18 installments)	Equal to the lower of $400 and excess cash computed through a cash sweep mechanism
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 20,500
Secured loan term		5 years
Interest rate margin		4.65%
Loan amortization profile		The loan is repayable in 20 quarterly installments amounting to $10,320 in the aggregate, the first falling due in May 2018, and the last installment accompanied by a balloon payment of $10,180 falling due in February 2023. The first four quarterly installments, amounting to $400 each, are followed by four amounting to $500 each, four amounting to $530 each, four amounting to $560 each and four amounting to $590 each.
Previous Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 26,906
Cash used for refinance of existing Indebtedness		2,100
Gain from debt extinguishment		$ 4,306
Lender of SixthoneCorp and SeventhoneCorp [Member] | Loan Agreement [Member]
Total long-term debt outstanding			20,773
Quarterly installments payable (16 installments)			651
Long-term debt balloon payments			$ 10,357
Actual leverage ratio			70.00%
Difference between actual ratio and required threshold			5.00%